Commitments	12 Months Ended
Dec. 31, 2024
Capital commitments [abstract]
Commitments
31.
Commitments

The following table summarizes future minimum commitments of the Group as at December 31, 2023 and 2024:

As at December 31, 2023	Within one year	Later than one year but not later than five years	Total
	RMB’million	RMB’million	RMB’million
Operating commitments (note i)	31	12	43
Content royalties (note ii)	2,949	1,510	4,459
Capital commitments (note iii)	1	-	1
Investment commitment (note iv)	25	-	25

As at December 31, 2024	Within one year	Later than one year but not later than five years	Total
	RMB’million	RMB’million	RMB’million
Operating commitments (note i)	192	5	197
Content royalties (note ii)	2,772	246	3,018
Capital commitments (note iii)	412	259	671
Investment commitment (note iv)	168	-	168

Note i: Operating commitments represent future minimum commitments under non-cancelable operating arrangements of the Group. As at December 31, 2024, the operating commitments are mainly related to offline performances and other services.

Note ii: Content royalties represent the minimum royalty payments associated with license agreements which the Group has entered into as at year-end.

Note iii: Capital commitments represent the minimum payments associated with construction of buildings.

Note iv: Investment commitment represents commitments to acquire the equity interests in certain entities.